UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     August 25, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $110,385 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corp         COMMON           003830106      226   209297     X    SOLE                   209297
Carnival PLC                   COMMON           14365C103     3497   114856     X    SOLE                   114856
Chateau Communities Inc.       COMMON           161726104    41109  1389272     X    SOLE                  1389272
Comdisco Hldg Co Inc Common    COMMON           200334100    13743   138815     X    SOLE                   138815
JD Edwards and Co              COMMON           281667105    10808   755256     X    SOLE                   755256
McLeod USA                     COMMON           582266706       75    50753     X    SOLE                    50753
Mid Atlantic Realty Tr.        COMMON           595232109     2640   126076     X    SOLE                   126076
NTL INC WHEN ISSUED            COMMON           62940M104      980    28465     X    SOLE                    28465
NTL Inc.                       COMMON           62940M104     3452   100279     X    SOLE                   100279
Owens Corning                  COMMON           69073F103      143   169934     X    SOLE                   169934
ROTECH MEDICAL CORP            COMMON           778901108       80    46162     X    SOLE                    46162
USG Corp                       COMMON           903293405      513    26974     X    SOLE                    26974
Veridian Corp                  COMMON           92342R203    32092   919819     X    SOLE                   919819
Owens Corning preferred        PREFERRED        690733209      100    18881     X    SOLE                    18881
PeopleSoft Inc July 20 call    OPTION           712713106       11     1079     CALL SOLE                     1079
PeopleSoft July 15 put         OPTION           712713106        6     1160     PUT  SOLE                     1160
USG July 20 Calls              OPTION           903293405      598     3235     CALL SOLE                     3235
USG July 20 Put                OPTION           903293405      242      808     PUT  SOLE                      808
Veridian sept 30 call          OPTION           92342R203       70      146     CALL SOLE                      146